Auditor's Remuneration - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Auditors remuneration [Line Items]
Tax compliance services	$ 657	$ 631	$ 1,091
Tax compliance services [member]
Auditors remuneration [Line Items]
Tax compliance services	$ 0	$ 27	$ 89